Indebtedness (Tables)	12 Months Ended
Dec. 31, 2023
Indebtedness [Abstract]
Schedule of Indebtedness
As at December 31,	2023	2022
Senior Secured Credit Facilities
Revolving Credit Facility	$—	$—
Term Loan B – U.S. Facility (December 31, 2023 – US$1,421,767 and December 31, 2022 – US$1,552,815)	1,882,846	2,104,685
Senior Unsecured Notes (December 31, 2023 – US$295,000 and December 31, 2022 – US$390,000)	390,669	528,606
2026 Senior Secured Notes (December 31, 2023 – US$399,040 and December 31, 2022 – US$500,000)	528,449	677,700
Senior Secured Notes (December 31, 2023 – US$299,995 and December 31, 2022 – US$400,000)	397,283	542,160
	3,199,247	3,853,151
Deferred financing costs, prepayment options and loss on repayment	(2,228)	(3,070)
	3,197,019	3,850,081
Less: current indebtedness	—	—
Long-term indebtedness	$3,197,019	$3,850,081

Schedule of Short-Term and Long-Term Portions of Deferred Financing Costs, Prepayment Options and Loss on Repayment	The short-term and long-term portions of deferred financing costs, prepayment options and loss on repayment were as follows:
As at December 31,	2023	2022
Short-term deferred financing costs	$—	$—
Long-term deferred financing costs	14,298	21,470
	$14,298	$21,470
Short-term prepayment options	$—	$—
Long-term prepayment options	(10,961)	(16,832)
	$(10,961)	$(16,832)
Short-term loss on repayment	$—	$—
Long-term loss on repayment	(1,109)	(1,568)
	$(1,109)	$(1,568)
Deferred financing costs, prepayment options and loss on repayment	$2,228	$3,070